Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Document Period End Date	Jun. 30, 2024
C000244680 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Income ETF
Class Name	BlackRock Advantage Large Cap Income ETF
No Trading Symbol Flag	true
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Income ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Advantage Large Cap Income ETF	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	Since Inception
Fund NAV	14.30%	25.87%
Fund Market	14.47	26.18
S&P 500® Index	15.29	29.23

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 46,039,726
Holdings Count | Holding	131
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$46,039,726
Number of Portfolio Holdings	131
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	31.3%
Financials	13.3
Health Care	13.1
Communication Services	10.7
Consumer Discretionary	10.6
Industrials	8.4
Consumer Staples	6.7
Energy	2.9
Utilities	1.3
Materials	1.2
Other(c)	0.5
Ten largest holdings
Security	Percent of Total Investments(b)
Microsoft Corp.	8.2%
Apple Inc.	7.6
NVIDIA Corp.	6.2
Amazon.com, Inc.	4.9
Alphabet, Inc., Class A	3.4
Alphabet, Inc., Class C, NVS	2.0
Eli Lilly & Co.	1.8
Johnson & Johnson	1.8
Mastercard, Inc., Class A	1.8
Home Depot, Inc. (The)	1.7
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(b)
Microsoft Corp.	8.2%
Apple Inc.	7.6
NVIDIA Corp.	6.2
Amazon.com, Inc.	4.9
Alphabet, Inc., Class A	3.4
Alphabet, Inc., Class C, NVS	2.0
Eli Lilly & Co.	1.8
Johnson & Johnson	1.8
Mastercard, Inc., Class A	1.8
Home Depot, Inc. (The)	1.7
(b)Excludes short-term securities, short investments and options, if any.